Trade receivables and contract assets	12 Months Ended
Dec. 31, 2025
Trade receivables and contract assets
Trade receivables and contract assets

Note 16. Trade receivables and contract assets

The following table represents the composition of trade receivables:

Trade receivables	As of December 31,
in €‘000	2025	2024
Trade receivables	110,747	88,719
Allowance for expected credit losses	(17,195)	(11,613)
Total	93,552	77,106

The following table represents the composition of contract assets:

Contract assets	As of December 31,
in €‘000	2025	2024
Contract assets	123,866	94,686
Allowance for expected credit losses	(410)	(1,124)
Total	123,456	93,562

The increase in the contract assets is related to new and expanded services rendered to customers.

The movement in the allowance for expected credit loss (“ECL”) in respect of trade receivables and contract assets during the year are as follows:

in €‘000	2025	2024
Balance as of January 1,	(12,737)	(9,966)
Provision for expected credit losses	(8,248)	(7,402)
Net amounts recovered	—	1,086
Write-offs	3,127	3,674
Other	253	(129)
Balance as of December 31,	(17,605)	(12,737)